Schedule of Investments February 28, 2022 (unaudited)

Tortoise MLP & Energy Income Fund

	Principal Amount/Shares	Fair Value
Common Stock - 52.5% (1)
Britain Renewables and Power Infrastructure - 1.3% (1)
Atlantica Yield plc	182,140	$6,147,225
Canadian Crude Oil Pipelines - 2.9% (1)
Enbridge Inc.	304,484	13,147,619
Canadian Natural Gas Pipelines - 3.3% (1)
Ovintiv, Inc.	55,000	2,521,750
TC Energy Corporation	235,875	12,668,846
		15,190,596
United States Crude Oil Pipelines - 3.8% (1)
Plains GP Holdings, L.P.	1,538,108	17,396,002
United States Gathering and Processing - 3.7% (1)
Equitrans Midstream Corporation	706,020	4,525,588
Targa Resources Corp.	194,134	12,690,540
		17,216,128
United States Local Distribution Pipelines - 1.0% (1)
CenterPoint Energy, Inc.	169,528	4,636,591
United States Natural Gas/Natural Gas Liquids Pipelines - 20.6% (1)
Cheniere Energy, Inc.	228,685	30,392,236
Kinder Morgan, Inc.	770,377	13,404,560
New Fortress Energy, Inc.	271,245	7,483,650
ONEOK, Inc.	329,694	21,529,018
The Williams Companies, Inc.	720,624	22,541,119
		95,350,583
United States Oil & Gas Production - 10.8% (1)
Cabot Oil & Gas Corporation	97,500	2,274,675
ConocoPhillips	178,975	16,977,568
Devon Energy Corporation	53,000	3,156,150
EQT Corporation	487,205	11,273,924
Pioneer Natural Resources Company	67,190	16,098,724
		49,781,041
United States Renewables and Power Infrastructure - 5.1% (1)
Clearway Energy, Inc.	261,095	8,720,573
NextEra Energy Partners LP	192,040	14,981,040
		23,701,613
Total Common Stock
(Cost $186,993,923)		242,567,398

Master Limited Partnerships - 23.6% (1)
United States Natural Gas Gathering/Processing - 3.0% (1)
Crestwood Equity Partners LP	80,135	2,465,754
Western Midstream Partners, LP	446,900	11,637,276
		14,103,030
United States Natural Gas Pipelines - 12.5% (1)
DCP Midstream, LP	725,924	24,013,566
Energy Transfer LP	2,063,943	20,928,382
Enterprise Products Partners L.P.	523,312	12,779,279
		57,721,227
United States Refined Product Pipelines - 8.1% (1)
Magellan Midstream Partners, L.P.	261,848	12,704,865
MPLX LP	532,817	17,465,741
Phillips 66 Partners LP	171,090	7,214,865
		37,385,471
Total Master Limited Partnerships
(Cost $69,892,320)		109,209,728

Corporate Bonds - 21.0%(1)
Canadian Crude Oil Pipelines - 0.8%(1)
Enbridge, Inc.
5.500% (3 Month LIBOR USD + 3.418%), 07/15/2077 (2)	$4,000,000	3,924,937
Canadian Natural Gas Pipelines - 1.6%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	7,600,000	7,598,100
United States Gathering and Processing - 9.7%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	6,370,000	6,474,341
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,575,000	3,762,330
6.625%, 07/15/2026 (3)	3,800,000	3,926,977
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,550,000	7,653,661
EnLink Midstream, LLC
5.375%, 06/01/2029	4,455,000	4,439,764
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	8,125,000	8,338,403
5.125%, 06/15/2028 (3)	4,050,000	4,141,530
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,537,000	5,876,584
		44,613,590
United States Natural Gas Pipelines - 4.5%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	9,125,000	12,144,403
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	850,000	851,390
5.500%, 01/15/2028 (3)	7,925,000	7,590,989
		20,586,782
United States Oil Field Services - 1.5%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,575,000	6,756,602
United States Other - 2.9%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,800,000	8,475,852
6.500%, 09/30/2026 (3)	5,000,000	4,793,425
		13,269,277
Total Corporate Bonds
(Cost $94,740,110)		96,749,288

Short-Term Investments - 2.4% (1)
United States Investment Company - 2.4% (1)
First American Government Obligations Fund, Class X, 0.026% (4)
(Cost $11,140,314)	11,140,314	11,140,314

Total Investments - 99.5% (1)
(Cost $362,766,667)		459,666,728
Other Assets in Excess of Liabilities, Net - 0.5%(1)		2,422,432
Total Net Assets - 100.0%(1)		$462,089,160

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security - The rate shown is the rate in effect as of February 28, 2022.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of February 28, 2022, the value of this investment was $74,854,342 or 16.2% of total net assets.

(4)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$242,567,398	$-	$-	$242,567,398
Corporate Bonds	-	96,749,288	-	96,749,288
Master Limited Partnerships	109,209,728	-	-	109,209,728
Short-Term Investment	11,140,314	-	-	11,140,314
Total Investments	$362,917,440	$96,749,288	$-	$459,666,728

Refer to the Fund's Schedule of Investments for additional industry information.